UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10401


Trust for Professional Managers
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (414) 765-5384


Date of fiscal year end: November 30


Date of reporting period: June 30, 2014










Item 1. Proxy Voting Record.

Issuer Name:  Medtronics, Inc
Ticker: MDT
Cusip:  585055106
Meeting Date:  08/22/2013
Matter Voted: Directors, ratify appointment of PWC, executive comp plan, approve stock award and incentive plan, directors will be elected by majority in uncontested elections, allow changes to the size of the Board of Directors with simple majority, remove a director with simple majority, allow amendments to Sec 5 3 of
Article 5 upon the affirmative vote or simplet majority, eliminate the fair price provision.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  H&R Block, Inc.
Ticker:  HRB
Cusip:  093671105
Meeting Date:  09/12/2013
Matter Voted:  Election of Directors, ratification of Deloitte
& Touche, executive compensation, provide for exculpation
of directors, eliminate director term limits, concerning pro-rata vesting of equity awards, if properly presented at the meeting.
Proposed by:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Dreyfus Cash Management
Ticker:  DICXX
Cusip:  26188J206
Meeting Date:  12/06/2013
Matter Voted:  Election of Directors
Proposed by:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Walgreens
Ticker: WAG
Cusip:  931422109
Meeting Date:  01/08/2014
Matter Voted:  Board of Directors, executive compensation,
ratify appointment of Deloitte & Touche, executive equity
retention  policy, proxy access.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Accenture PLC
Ticker:  ACN
Cusip:  G1151C101
Meeting Date:  01/30/2014
Matter Voted: Acceptance of Irish financial stmt, re-appointment
Of directors, ratification of KPMG as auditor, compensation of exec officers, issues shares under Irish law, opt out of statutory pre-exemption rights under Irish law, capital reduction and creation of distributable reserves under Irish law, open-market purchases of Accenture plc Class A ordinary shares under Irish law, price range that can re-issue shares acquired as treasury stock.
Proposed By:  Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Abbott Laboratories
Ticker:  ABT
Cusip:  002824100
Meeting Date:  04/25/2014
Matter Voted:  Directors, Ratify accounting firm, say on pay, genetically modified ingredients, lobbying disclosure,
incentive compensation.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  AFLAC Incorporated
Ticker:  AFL
Cusip:  001055102
Meeting Date:  05/05/2014
Matter Voted: Directors, comp of exec officers, ratify appt of KPMG Proposed By: Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management


Issuer Name:  Bank of America
Ticker:  BAC
Cusip:  060505104
Meeting Date:  5/07/2014
Matters Voted:  Directors, exec comp, ratify appt of acctg firm,
Amend Series T preferred stock, cumulative voting in directors
Elections, proxy access, climate change report, lobbying report.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  The Chubb Corporation
Ticker:  CB
Cusip:  171232101
Meeting Date:  4/29/2014
Matter Voted:  election of directors, long-term incentive plan,
Ratification of Ernst & Young, exec compensation, prep of
Annual sustainable report
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  Berkshire Hathaway Inc.
Ticker:  BRKB
Cusip:  084670702
Meeting Date: 05/04/2013
Matter Voted: Directors, approve executive compensation, frequency With which shareholders are entitled to vote on executive comp, greenhouse gas and othe air emissions, dividends.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Ebay Inc.
Ticker:  EBAY
Cusip:  278642103
Meeting Date: 05/13/2014
Matter Voted:  Directors, ratify PWC LLP, comp for exec officers,
Reinstate,ent of 2008 equity incentive plan, stockholder action by Written consent without a meeting
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management.


Issuer Name:  Gannett Co, Inc.
Ticker:  GCI
Cusip:  364730101
Meeting Date: 05/01/2014
Matter Voted:  Directors, ratify Ernst & Young, exec comp,
vesting of equity awards of sr. execs upon change of
control.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  Home Depot, Inc.
Ticker:  HD
Cusip:  437076102
Meeting Date: 05/22/2014
Matter Voted:  Directors, ratify KPMG, exec comp, special
Shareholder meetings, employment diversity report.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Johnson & Johnson
Ticker: JNJ
Cusip:  478160104
Meeting Date:  04/24/2014
Matter Voted:  Directors, Ratify of appt of Accounting Firm, exec comp, Execs to retain significant stock.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management


Issuer Name:  JPMorgan Chase & Co.
Ticker: JPM
Cusip:  46625H100
Meeting Date:  05/20/2014
Matter Voted:  Directors, Ratify accounting firm, exec comp,
Require annual report on lobbying, reduce threshold to
15% rather than 20% and remove procedural provisions.
Require cumulative voting for directors.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management



Issuer Name:  Abbvie Inc.
Ticker: ABBV
Cusip:  00287Y109
Meeting Date:  05/09/2014
Matter Voted:  Directors, Ratify Ernst & Young, exec comp.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management


Issuer Name:  Nordstrom, Inc.
Ticker:  JWN
Cusip:  655664100
Meeting Date: 05/07/2014
Matter Voted:  Directors, ratify accounting firm,
exec comp.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Mylan Inc.
Ticker:  MYL
Cusip:  628530107
Meeting Date: 04/11/2014
Matter Voted:  Directors, ratify Deloitte & Touche LLP,
exec compensation, chairman of the board be an
independent director.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Pfizer Inc.
Ticker: PFE
Cusip:  717081103
Meeting Date: 04/24/2014
Matter Voted: Directors, ratify selection of KPMG, executive comp, 2014 stock plan, political contribution policy, lobbying activities, action by written consent.
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For management


Issuer Name:  Wells Fargo & Company
Ticker:  WFC
Cusip:  949746101
Meeting Date: 04/29/2014
Matter Voted:   directors, exec comp, ratify KPMG,
independent chairman, controls over the company's
mortgage servicing and foreclosure practices.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  NVR, Inc
Ticker:  NVR
Cusip:  62944T105
Meeting Date: 05/06/2014
Matter Voted:  Directors, ratify Ernest & Young, exec comp,
NVR Inc 2014 Equity Incentive Plan.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Amgen Inc.
Ticker:  AMGN
Cusip:  031162100
Meeting Date: 05/15/2014
Matter Voted:  Directors, ratify Ernest & Young, exec comp,
Stockholder proposal #1(vote tabulation)
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  McDonalds Corporation
Ticker: MCD
Cusip:  580135101
Meeting Date:  05/22/2014
Matter Voted:  Directors, exec comp, approve Ernst & Young,
Performance goals for awards under the MCD Corp
2009 cash incentive plan, Shareholders to act by written
consent if presented.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Merck & Co, Inc.
Ticker:  MRK
Cusip:  58933Y105
Meeting Date: 05/27/2014
Matter Voted:  Directors, Ratify acctg firm, exec comp,
act by written consent, shareowner meetings.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Cabelas Inc.
Ticker:  CAB
Cusip:  126804301
Meeting Date:  06/04/2014
Matter Voted:  Directors, ratify CPA firm, exec comp.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  SLM Corporation
Ticker:  SLM
Cusip:  78442P106
Meeting Date:  06/25/2014
Matter Voted:  Directors, ratify KPMG as accounting firm,
exec comp., eliminate the provision requiring SLM
stockholders to approve certain actions, eliminate
cumulative voting, proxy access, disclosure of
lobbying expenditures & contributions.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


       SIGNATURES


Pursuant to the requirements of the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Trust for Professional Managers




Date August 24,2014